Contingent liabilities and Commitments	12 Months Ended
Jun. 30, 2020
Contingent liabilities [Abstract]
Contingent liabilities and Commitments	Note 12. Contingent liabilities and Commitments The group had no contingent liabilities or commitments at June 30, 2020 (2019: A$104,851).